INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2024
Inventory Disclosure [Abstract]
SCHEDULE OF INVENTORIES	Inventories consist of the following as of December 31, 2024 and 2023:
	December 31,
	2024	2023

Raw materials	225	505
Work in process	519	383
Finished goods	560	89
	$1,304	977	$